Condensed Financial Information of the Company - CONDENSED STATEMENT OF CASH FLOWS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities
Income / (loss) for the year from continuing operations	$ 226,467	$ 165,635	$ (159,780)
Adjustments for:
Amortization and depreciation	151,593	172,480	160,633
Deferred income tax	(62,697)	4,415	50,027
Income tax accrued	38,456	20,468	19,084
Share of loss in associates	(7,108)	970	629
Interest expense	95,185	164,288	125,533
Net foreign exchange	164,026	(90,603)	(113,609)
Other financial results, net	(41,558)	(41,055)	(19,157)
Share base compensation reserve	1,055	667	1,020
Financial result, net	(345,519)	(113,087)	(96,500)
Changes in working capital	(53,303)	(57,641)	(12,255)
Net cash provided by operating activities	356,415	302,629	107,958
Net cash used in discontinued activities	0	0	0
Cash flows from investing activities
Cash contribution in associates	(84)	(260)	(741)
Disposals of other financial assets	72,571	170,235	55,207
Net cash (used in) / provided by investing activities	(66,404)	9,386	9,626
Net cash used in discontinued investing activities	0	(14,700)	(2,495)
Cash flows from financing activities
Lease payments	(3,118)	(4,307)
Net cash used in financing activities	(201,626)	(234,288)	(3,669)
Net cash used in discontinued operations from financing activities	0	0	0
Increase / (decrease) in cash and cash equivalents	88,385	77,727	113,915
Decrease in cash and cash equivalents from discontinued operations		(14,700)	(2,495)
Cash and cash equivalents
At the beginning of the year	385,265	375,783
Effects of exchange rate changes and inflation adjustment on cash and cash equivalents	(103,802)	(53,545)	(16,668)
(Decrease) / increase in cash and cash equivalents	88,385	77,727	113,915
At the end of the year	369,848	385,265	375,783
Parent | Reportable legal entities
Cash flows from operating activities
Income / (loss) for the year from continuing operations	239,518	174,847	(95,125)
Adjustments for:
Amortization and depreciation	40	57	50
Deferred income tax	2,418	202	1,028
Income tax accrued	2,211	1,105
Share of loss in associates	(247,585)	(182,050)	88,022
Interest expense	559	426	426
Net foreign exchange	(471)	(1,874)	(51)
Other financial results, net	8	3	4
Share base compensation reserve	420	317
Financial result, net	(153)
Changes in working capital	(2,919)	760	721
Net cash provided by operating activities	(5,954)	(6,207)	(4,925)
Cash flows from investing activities
Cash contribution in associates	(58,987)	(36,417)	(4,544)
Disposals of other financial assets	760
Dividends and refund of cash contributions from subsidiaries	64,344	57,000	11,494
Net cash (used in) / provided by investing activities	6,117	20,583	6,950
Net cash used in discontinued investing activities		(14,700)	(2,495)
Cash flows from financing activities
Lease payments	(44)	(53)	(51)
Net cash used in financing activities	(44)	(53)	(51)
Increase / (decrease) in cash and cash equivalents	119	14,323	1,974
Decrease in cash and cash equivalents from discontinued operations		(14,700)	(2,495)
Cash and cash equivalents
At the beginning of the year	1,220	1,614	2,166
Effects of exchange rate changes and inflation adjustment on cash and cash equivalents	(14)	(17)	(31)
(Decrease) / increase in cash and cash equivalents	119	14,323	1,974
At the end of the year	1,325	1,220	1,614
Parent | Reportable legal entities | Aggregate continuing and discontinued operations
Cash flows from financing activities
Increase / (decrease) in cash and cash equivalents	119	(377)	(521)
Cash and cash equivalents
(Decrease) / increase in cash and cash equivalents	$ 119	$ (377)	$ (521)